Wireless Device Payment Plans (Tables)	3 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Device Payment Plan Receivables, Net
The following table displays device payment plan agreement receivables, net, recognized in our condensed consolidated balance sheets:

	At March 31,	At December 31,
(dollars in millions)	2019	2018
Device payment plan agreement receivables, gross	$18,865	$19,313
Unamortized imputed interest	(493)	(546)
Device payment plan agreement receivables, net of unamortized imputed interest	18,372	18,767
Allowance for credit losses	(526)	(597)
Device payment plan agreement receivables, net	$17,846	$18,170

Classified in our condensed consolidated balance sheets:
Accounts receivable, net	$12,607	$12,624
Other assets	5,239	5,546
Device payment plan agreement receivables, net	$17,846	$18,170

Balance and Aging of Device Payment Plan Agreement Receivables on Gross Basis
The balance and aging of the device payment plan agreement receivables on a gross basis were as follows:

	At March 31,	At December 31,
(dollars in millions)	2019	2018
Unbilled	$17,586	$18,043
Billed:
Current	990	986
Past due	289	284
Device payment plan agreement receivables, gross	$18,865	$19,313

Activity in Allowance for Credit Losses for Device Payment Plan Agreement Receivables
Activity in the allowance for credit losses for the device payment plan agreement receivables was as follows:

(dollars in millions)	2019	2018
Balance at January 1,	$597	$848
Bad debt expense	155	104
Write-offs	(226)	(149)
Balance at March 31,	$526	$803